Contents of Significant Accounts - Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Equity [Abstract]
Beginning Balance		$ 2,161,729	$ 2,027,065	$ 3,849,798
Net loss	$ (101,129)	(2,997,469)	(4,452,585)	(612,973)
Other comprehensive income (loss)		(111,601)	(32,318)	(62,114)
Changes in subsidiaries' ownership		(999,151)	567,073	(1,047,246)
Effect of deconsolidation of subsidiaries		0	0	(100,400)
Derecognition of the non-controlling interests		2,903,300	4,052,494	0
Ending Balance	$ 32,281	$ 956,808	$ 2,161,729	$ 2,027,065